UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-7091

Dreyfus Florida Municipal Money Market Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	11/30

Date of reporting period:	5/31/06

FORM N-CSR

Item 1. Reports to Stockholders.

Dreyfus Florida Municipal Money Market Fund

SEMIANNUAL REPORT May 31, 2006

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund's Expenses
6	Comparing Your Fund's Expenses
With Those of Other Funds
7	Statement of Investments
20	Statement of Assets and Liabilities
21	Statement of Operations
22	Statement of Changes in Net Assets
23	Financial Highlights
24	Notes to Financial Statements
28	Information About the Review and Approval
of the Fund's Management Agreement
FOR MORE INFORMATION

Back Cover

Dreyfus Florida Municipal Money Market Fund

The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Florida Municipal Money Market Fund, covering the six-month period from December 1, 2005, through May 31, 2006.

Since June 2004, the Federal Reserve Board (the "Fed") has attempted to manage U.S. economic growth and forestall potential inflation by gradually raising short-term interest rates. In our view, the Fed's shift from a stimulative monetary policy to a neutral one has so far been successful: the economy has grown at a moderate pace, the unemployment rate has dropped, corporate profits have risen, and inflation has generally remained in check despite recent cost pressures stemming from higher energy and import prices.

As we near the second half of the year, the financial markets appear more likely to be influenced not by what the Fed already has accomplished, but by investors' expectations of what is to come, including the Fed's decision to increase rates further, maintain them at current levels or reduce them to stimulate future growth.We believe that this decision will depend largely on the outlook for core inflation in 2007.The Fed probably can stand pat as long as it expects inflation to remain subdued. But if inflationary pressures continue to build, the Fed may choose to tighten monetary policy further.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund's portfolio manager.

Thank you for your continued confidence and support.

Sincerely,

Stephen E. Canter Chairman and Chief Executive Officer The Dreyfus Corporation June 15, 2006

DISCUSSION OF FUND PERFORMANCE

Joseph Irace, Portfolio Manager

How did Dreyfus Florida Municipal Money Market Fund perform during the period?

For the six-month period ended May 31, 2006, the fund produced an annualized yield of 2.67% . Taking into account the effects of compounding, the fund produced an annualized effective yield of 2.70% .1

We attribute the fund's results to rising short-term interest rates in a recovering economy as well as supply-and-demand factors affecting tax-exempt money market instruments.

What is the fund's investment approach?

The fund seeks as high a level of current income exempt from federal income tax as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests at least 80% of its net assets in municipal obligations that provide income exempt from federal income tax, and which enable the fund's shares to be exempt from the Florida intangible personal property tax. In so doing, we employ two primary strategies. First, we attempt to add value by constructing a portfolio of high-quality, tax-exempt money market instruments in which the fund invests. Second, we actively manage the fund's average maturity based on our anticipation of supply-and-demand changes in Florida's short-term municipal marketplace.

For example, if we expect an increase in short-term supply, we may decrease the average maturity of the fund, which could enable the fund to take advantage of opportunities when short-term supply increases. Yields generally tend to rise when there is an increase in new-issue supply competing for investor interest. New securities that are generally issued with maturities in the one-year range may in turn cause us to lengthen the fund's average maturity if purchased. If we anticipate limited new-issue supply, we may then look to extend the

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

fund's average maturity in an effort to take advantage of then-current yields. At other times, we try to maintain an average maturity that reflects our view of short-term interest-rate trends and future supply-and-demand considerations.

What other factors influenced the fund's performance?

While inflation appeared to be subdued at the end of 2005, inflation-related concerns intensified over the first five months of 2006 as the U.S. economic expansion gained momentum and energy prices surged to record highs. In its ongoing attempts to forestall an acceleration of inflation, the Federal Reserve Board (the "Fed") raised short-term interest rates four times, driving the overnight federal funds rate to 5% by the reporting period's end.

Yields of tax-exempt money market instruments generally rose along with interest rates, reaching their highest levels in five years. However, yields of shorter-dated money market securities climbed more sharply than longer-dated securities, causing yield differences along the tax-exempt money market yield spectrum to narrow toward historical lows. By the end of the reporting period there was little difference in the yields of tax-exempt securities with maturities between six months and four years. Investors therefore continued to focus primarily on instruments maturing in six months or less. Even institutional investors who normally favor longer-term securities began to purchase tax-exempt money market securities, adding to demand and putting downward pressure on yields.

Due to low yields from very short-term, floating-rate instruments, we tended to focus on tax-exempt commercial paper and seasoned municipal notes and bonds maturing over six to nine months. We occasionally found opportunities among instruments with somewhat longer maturities, enabling us to construct a "laddered" portfolio of securities scheduled to mature at different times. This strategy is designed to help protect the fund's yield while ensuring that cash remains available for redemptions and new investments.

Finally, Florida's fiscal condition continued to benefit from the recovering economy, helping to reduce unemployment and boost corporate and personal incomes. Rising tax revenues have helped relieve any lingering budget pressures, reducing Florida's short-term financing needs. At the same time, demand for Florida money market securities remained robust from individual and institutional investors, helping to keep yields relatively low.

What is the fund's current strategy?

While recent data suggested that the U.S. economy remains on a path of sustainable growth, the economy and the Fed have sent mixed messages with regard to inflation and the possibility that the rate of economic expansion may begin to slow.As a result, while it currently appears that at least one or two additional rate hikes are likely, we believe that short-term interest rates are unlikely to rise substantially above current levels, especially if high energy prices curtail consumer spending. In addition, we expect issuance volume to increase during the summer when a number of states and municipalities traditionally come to market, which could cause yields to rise.Therefore, should we become convinced that interest rates have peaked, we are prepared to extend the fund's weighted average maturity in an attempt to lock in high current yields.

June 15, 2006

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
[1] Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Some income may be subject to the federal alternative minimum tax (AMT) for certain investors.Yield provided reflects the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, the fund would have produced an annualized yield of 2.66% and an annualized effective yield of 2.70%.

The Fund 5

U N D E R S TA N D I N G YO U R F U N D ' S E X P E N S E S ( U n a u d i t e d )

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund's prospectus or talk to your financial adviser.

Review your fund's expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Florida Municipal Money Market Fund from December 1, 2005 to May 31, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2006

Expenses paid per $1,000 †	$ 2.91
Ending value (after expenses)	$1,013.40

COMPARING YOUR FUND'S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC's method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund's expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2006

Expenses paid per $1,000 †	$ 2.92
Ending value (after expenses)	$1,022.04

† Expenses are equal to the fund's annualized expense ratio of .58%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS May 31, 2006 (Unaudited)
Short-Term	Coupon	Maturity	Principal
Investments—101.6%	Rate (%)	Date	Amount ($)	Value ($)

Alachua County,
Industrial Revenue (North
Central Florida YMCA) (LOC;
SouthTrust Bank)	3.58	6/7/06	1,745,000 [a]	1,745,000
Alachua Housing Finance Authority,
MFHR (Edenwood Park Project)
(Liquidity Facility; Merrill
Lynch)	3.60	6/7/06	3,385,000 [a,b]	3,385,000
Brevard County,
Revenue (Holy Trinity
Episcopal Academy Project)
(LOC; Wachovia Bank)	3.53	6/7/06	955,000 [a]	955,000
Brevard County Health Facilities
Authority, Health Care
Facilities Revenue (Liquidity
Facility; Merrill Lynch)	3.54	6/7/06	5,000,000 [a,b]	5,000,000
Brevard County School District,
TAN	3.95	6/30/06	12,075,000	12,081,940
Broward County,
IDR (GB Instruments Inc.
Project) (LOC; Bank of America)	3.62	6/7/06	1,960,000 [a]	1,960,000
Broward County,
Sales Tax Revenue, CP
(Liquidity Facility; Dexia
Credit Locale)	3.05	6/1/06	1,587,000	1,587,000
Broward County,
Sales Tax Revenue, CP
(Liquidity Facility; Dexia
Credit Locale)	3.25	6/1/06	4,250,000	4,250,000
Broward County Housing Finance
Authority, MFHR (Cypress Grove
Apartments Project) (Liquidity
Facility; Sun America Inc.)	3.62	6/7/06	15,000,000 [a]	15,000,000
Broward County Housing Finance
Authority, MFHR (Golf View
Gardens Apartments Project)
(LOC; Regions Bank)	3.57	6/7/06	8,500,000 [a]	8,500,000
Broward County Housing Finance
Authority, SFMR (Merlots
Program) (Insured: FNMA and
GNMA and Liquidity Facility;
Wachovia Bank)	3.54	6/7/06	10,000 [a,b]	10,000

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Capital Trust Agency,
Multifamily Revenue (Liquidity
Facility; Merrill Lynch
Capital Services and LOC;
Merrill Lynch)	3.56	6/7/06	12,000,000 [a,b]	12,000,000
Collier County Housing Finance
Authority, MFHR (George
Washington Carver Apartments)
(LOC; PNC Bank)	3.34	6/7/06	3,000,000 [a]	3,000,000
Collier County Industrial
Development Authority, IDR
(March Project) (LOC; Wachovia
Bank)	3.63	6/7/06	2,900,000 [a]	2,900,000
Dade County Industrial Development
Authority, IDR (U.S. Holdings
Inc. Project) (LOC; SunTrust
Bank)	3.62	6/7/06	825,000 [a]	825,000
Escambia County Housing Finance
Authority, SFMR (Merlots
Program) (Insured: FNMA and
GNMA and Liquidity Facility;
Wachovia Bank)	3.54	6/7/06	2,180,000 [a,b]	2,180,000
Florida Department of
Environmental Protection,
Florida Forever Revenue
(Insured; AMBAC)	3.98	7/1/06	140,000	140,079
Florida Department of
Environmental Protection,
Preservation 2000 Revenue
(Insured; FGIC)	5.15	7/1/06	100,000	100,808
Florida Department of
Environmental Protection,
Preservation 2000 Revenue,
Refunding (Insured; AMBAC)	5.30	7/1/06	245,000	245,399
Florida Development Finance
Corporation, IDR (Air
Technology) (LOC; Wachovia
Bank)	3.63	6/7/06	2,000,000 [a]	2,000,000
Florida Development Finance
Corporation, IDR (Atlantic
Truss Group, LLC Project)
(LOC; Wachovia Bank)	3.63	6/7/06	3,075,000 [a]	3,075,000

8

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Florida Development Finance
Corporation, IDR (Byrd
Technologies Inc.) (LOC;
Wachovia Bank)	3.63	6/7/06	1,390,000 [a]	1,390,000
Florida Development Finance
Corporation, IDR (Downey Glass
Industries) (LOC; Wachovia
Bank)	3.63	6/7/06	770,000 [a]	770,000
Florida Development Finance
Corporation, IDR (DSLA Realty
LC Project) (LOC; SunTrust Bank)	3.62	6/7/06	1,270,000 [a]	1,270,000
Florida Development Finance
Corporation, IDR (Energy
Planning Associates) (LOC;
Wachovia Bank)	3.63	6/7/06	1,340,000 [a]	1,340,000
Florida Development Finance
Corporation, IDR (Enterprise
2650 LLC Project) (LOC;
Wachovia Bank)	3.63	6/7/06	1,020,000 [a]	1,020,000
Florida Development Finance
Corporation, IDR (Florida Food
Products, Inc. Project) (LOC;
Wachovia Bank)	3.39	6/7/06	2,200,000 [a]	2,200,000
Florida Development Finance
Corporation, IDR (Florida
Steel Project) (LOC; Wachovia
Bank)	3.63	6/7/06	915,000 [a]	915,000
Florida Development Finance
Corporation, IDR (Increte LLC
Project) (LOC; Wachovia Bank)	3.63	6/7/06	2,055,000 [a]	2,055,000
Florida Development Finance
Corporation, IDR (Jamivon
Properties Inc. Project) (LOC;
Wachovia Bank)	3.63	6/7/06	1,600,000 [a]	1,600,000
Florida Development Finance
Corporation, IDR (Kelray Real
Estate Project) (LOC; Wachovia
Bank)	3.63	6/7/06	870,000 [a]	870,000
Florida Development Finance
Corporation, IDR (Octex
Corporation Project) (LOC;
Wachovia Bank)	3.63	6/7/06	150,000 [a]	150,000

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Florida Development Finance
Corporation, IDR (R.L. Smith
Investments LLC Project)
(LOC; SunTrust Bank)	3.62	6/7/06	930,000 [a]	930,000
Florida Development Finance
Corporation, IDR (Retro
Elevator Corporation Project)
(LOC; Wachovia Bank)	3.63	6/7/06	795,000 [a]	795,000
Florida Development Finance
Corporation, IDR (Suncoast
Bakeries Inc. Project) (LOC;
SunTrust Bank)	3.57	6/7/06	800,000 [a]	800,000
Florida Development Finance
Corporation, IDR (Trese Inc.
Project) (LOC; Wachovia Bank)	3.63	6/7/06	980,000 [a]	980,000
Florida Development Finance
Corporation, IDR (Twin Vee
PowerCats, Inc. Project) (LOC;
SunTrust Bank)	3.37	6/7/06	1,720,000 [a]	1,720,000
Florida Development Finance
Corporation, IDR (University
of Southern Florida
Foundation) (LOC; SunTrust
Bank)	3.63	6/7/06	1,000,000 [a]	1,000,000
Florida Development Finance
Corporation, IDR, Refunding
(Charlotte Community Project)
(LOC; SunTrust Bank)	3.52	6/7/06	1,320,000 [a]	1,320,000
Florida Ports Financing
Commission, Revenue (State
Transportation Trust
Fund-Intermodal Program)
(Insured; FGIC)	4.57	10/1/06	250,000	251,620
Florida State Board of Education,
Public Education Capital
Outlay, GO Note	4.00	6/1/06	100,000	100,000
Florida State Board of Education,
Public Education Capital
Outlay, GO Note	5.50	6/1/06	100,000	100,000
Florida State Board of Education,
Public Education Capital
Outlay, GO Note	6.43	6/1/06	200,000	200,000

10

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Florida State Board of Education,
Public Education Capital
Outlay, GO Note (Insured; FGIC)	3.97	6/1/06	100,000	100,000
Florida State Board of Education,
Public Education Capital
Outlay, GO Note, Refunding	4.78	6/1/06	100,000	100,000
Florida State Board of Education,
Public Education Capital
Outlay, Revenue	4.00	6/1/06	1,080,000	1,080,000
Gulf Breeze Healthcare Facilities,
Revenue (Heritage Healthcare
Project) (Liquidity Facility;
AIG SunAmerica Assurance)	3.69	6/7/06	17,030,000 [a]	17,030,000
Hillsborough County,
Transportation Revenue, CP
(Capital Improvement Program)
(LOC; State Street Bank and
Trust Co.)	3.00	6/1/06	12,620,000	12,620,000
Hillsborough County Aviation
Authority, Revenue (Merlots
Program) (Insured; MBIA and
Liquidity Facility; Wachovia Bank)	3.54	6/7/06	1,980,000 [a,b]	1,980,000
Hillsborough County Housing
Finance Authority, MFHR
(Liquidity Facility; Merrill Lynch)	3.60	6/7/06	4,515,000 [a,b]	4,515,000
Hillsborough County Industrial
Development Authority, IDR
(Allied Aerofoam Project)
(LOC; Wachovia Bank)	3.58	6/7/06	2,650,000 [a]	2,650,000
Hillsborough County Industrial
Development Authority, IDR
(Seaboard Tampa Terminals)
(LOC; Wachovia Bank)	3.62	6/7/06	4,000,000 [a]	4,000,000
Hillsborough County Industrial
Development Authority, IDR,
Refunding (Leslie Controls
Inc.) (LOC; SunTrust Bank)	3.57	6/7/06	3,535,000 [a]	3,535,000
Hillsborough County Industrial
Development Authority,
Recreational Revenue (Tampa
Metropolitan Area YMCA
Project) (LOC; Bank of America)	3.52	6/7/06	800,000 [a]	800,000

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Jacksonville,
CP (LOC; Landesbank
Baden-Wuerttemberg)	3.20	6/8/06	2,000,000	2,000,000
Jacksonville,
Educational Facilities Revenue
(Edward Waters College
Project) (LOC; Wachovia Bank)	3.53	6/7/06	4,300,000 [a]	4,300,000
Jacksonville Economic Development
Commission, IDR (Load King
Manufacturing Company Inc.
Project) (LOC; SouthTrust Bank)	3.62	6/7/06	2,520,000 [a]	2,520,000
Jacksonville Health Facilities
Authority, Health Facilities
Revenue (River Garden/Coves
Project) (LOC; Wachovia Bank)	3.53	6/7/06	265,000 [a]	265,000
JEA,
Electric System Revenue, CP
(Liquidity Facility; Landesbank
Hessen-Thuringen Girozentrale)	3.22	7/20/06	5,000,000	5,000,000
Lake County Industrial Development
Authority, Industrial Revenue
(Locklando Door and Millwork)
(LOC; Wachovia Bank)	3.58	6/7/06	3,320,000 [a]	3,320,000
Lee County,
Airport Revenue (Insured; FSA
and Liquidity Facility;
Merrill Lynch)	3.55	6/7/06	1,275,000 [a,b]	1,275,000
Lee County Educational Facilities
Authority, Educational
Facilities Revenue
(International College
Foundation Inc. Project) (LOC;
SunTrust Bank)	3.32	6/7/06	2,000,000 [a]	2,000,000
Lee County Housing Finance
Authority, MFHR (Heron Pond
Apartments) (LOC; Regions Bank)	3.57	6/7/06	6,035,000 [a]	6,035,000
Lee County Housing Finance
Authority, SFHR (Merlots
Program) (Insured: FNMA and
GNMA and Liquidity Facility;
Wachovia Bank)	3.54	6/7/06	2,155,000 [a,b]	2,155,000

12

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Lee County Housing Finance
Authority, SFMR (Multi-County
Program) (Insured; AMBAC)	3.37	3/1/07	12,000,000	12,000,000
Lee Memorial Health System,
HR (Lee Memorial Health System)	3.26	6/7/06	12,600,000 [a]	12,600,000
Leesburg,
HR (The Villages Regional
Hospital Project) (Insured;
Radian and Liquidity Facility;
Bank of Nova Scotia)	3.53	6/7/06	12,000,000 [a]	12,000,000
Leon County School District,
GO, Refunding (Insured; FGIC)	3.98	7/1/06	600,000	600,152
Manatee County,
IDR (Avon Cabinet Corporation
Project) (LOC; Bank of America)	3.57	6/7/06	2,100,000 [a]	2,100,000
Marion County Industrial
Development Authority, IDR
(Universal Forest Products)
(LOC; Wachovia Bank)	3.63	6/7/06	2,500,000 [a]	2,500,000
Miami-Dade County,
Aviation Revenue (Insured;
CIFG and Liquidity Facility;
Merrill Lynch)	3.55	6/7/06	2,000,000 [a,b]	2,000,000
Miami-Dade County Expressway
Authority, Toll System Revenue
(Putters Program) (Insured;
FGIC and Liquidity Facility;
PB Finance Inc.)	3.55	6/7/06	2,585,000 [a,b]	2,585,000
Miami-Dade County Industrial
Development Authority, IDR
(Dutton Press Inc. Project)
(LOC; SunTrust Bank)	3.57	6/7/06	1,800,000 [a]	1,800,000
Miami-Dade County Industrial
Development Authority, IDR
(Futurama Project) (LOC;
SunTrust Bank)	3.62	6/7/06	2,115,000 [a]	2,115,000
Miami-Dade County Industrial
Development Authority, IDR
(Ram Investments Project)
(LOC; Wachovia Bank)	3.58	6/7/06	2,910,000 [a]	2,910,000

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Miami-Dade County Industrial
Development Authority,
Industrial Revenue (Altira
Inc. Project) (LOC; SunTrust
Bank)	3.32	6/7/06	2,250,000 [a]	2,250,000
Miami-Dade County Industrial
Development Authority, Private
Schools Revenue (Gulliver Schools
Project) (LOC; Bank of America)	3.52	6/7/06	1,050,000 [a]	1,050,000
Miami-Dade County Industrial
Development Authority, SWDR
(Waste Management Inc.)
(Liquidity Facility; Lloyds
TSB Bank PLC)	3.58	6/7/06	4,245,000 [a,b]	4,245,000
North Miami,
Educational Facilities Revenue
(Miami Country Day School
Project) (LOC; Bank of America)	3.52	6/7/06	450,000 [a]	450,000
Orange County Health Facilities
Authority, Revenue, CP (LOC;
SunTrust Bank)	3.72	10/17/06	7,600,000	7,600,000
Orange County Industrial
Development Authority, Revenue
(Lake Highland Preparatory
School, Inc. Project) (LOC;
Wachovia Bank)	3.53	6/7/06	3,050,000 [a]	3,050,000
Orange County Industrial
Development Authority, Revenue
(Trinity Preparatory School of
Florida, Inc. Project) (LOC;
Wachovia Bank)	3.53	6/7/06	610,000 [a]	610,000
Orange County Industrial
Development Authority, Revenue
(University of Central Florida
Foundation Inc. Project) (LOC;
Wachovia Bank)	3.53	6/7/06	3,985,000 [a]	3,985,000
Orange County School District,
TAN	4.44	9/15/06	10,000,000	10,040,728
Orlando-Orange County Expressway
Authority, Revenue (Putters
Program) (Insured; AMBAC and
Liquidity Facility; PB Finance Inc.)	3.55	6/7/06	4,995,000 [a,b]	4,995,000

14

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Palm Beach County,
GO (Land Acquisition Program)	3.70	6/1/06	100,000	100,000
Palm Beach County,
IDR, Refunding (Eastern Metal
Supply) (LOC; Wachovia Bank)	3.58	6/7/06	2,795,000 [a]	2,795,000
Palm Beach County Educational
Facilities Authority,
Educational Facilities Revenue
(Palm Beach Atlantic College, Inc.
Project) (LOC; Bank of America)	3.52	6/7/06	11,500,000 [a]	11,500,000
Palm Beach County School District,
GO Note, Refunding
(Insured; FGIC)	3.48	8/1/06	100,000	100,041
Pasco County Educational
Facilities Authority, College
and University Revenue (Saint
Leo University Project) (LOC;
Amsouth Bank)	3.59	6/7/06	310,000 [a]	310,000
Pinellas County Housing Finance
Authority, MFHR (Alta Largo
Apartments Project) (LOC;
Amsouth Bank)	3.55	6/7/06	7,000,000 [a]	7,000,000
Pinellas County Housing Finance
Authority, SFMR (GIC; Rabobank
and Liquidity Facility;
Merrill Lynch)	3.55	6/7/06	4,790,000 [a,b]	4,790,000
Pinellas County Industrial
Development Authority, IDR
(Falcon Enterprises Inc.
Project) (LOC; SunTrust Bank)	3.37	6/7/06	1,915,000 [a]	1,915,000
Pinellas County Industrial
Development Authority, IDR
(Sure-Feed Engineering
Project) (LOC; Bank of America)	3.57	6/7/06	340,000 [a]	340,000
Pinellas County Industry Council,
IDR (Molex ETC Inc. Project)
(LOC; Wachovia Bank)	3.63	6/7/06	2,350,000 [a]	2,350,000
Pinellas County Industry Council,
Revenue (Chi Chi Rodriguez
Youth Foundation Project)
(LOC; Bank of America)	3.52	6/7/06	500,000 [a]	500,000

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Pinellas County Industry Council,
Revenue (LLC Day School
Project) (Insured; Wachovia
Bank)	3.58	6/7/06	135,000 [a]	135,000
Polk County Industrial Development
Authority, IDR (GSG
Investments Project) (LOC;
Wachovia Bank)	3.58	6/7/06	2,330,000 [a]	2,330,000
Polk County Industrial Development
Authority, IDR (Florida Treatt Inc.
Project) (LOC; Bank of America)	3.57	6/7/06	4,110,000 [a]	4,110,000
Putnam County Development
Authority, PCR (Seminole
Electric Cooperative, Inc. Project)	3.38	6/7/06	2,230,000 [a]	2,230,000
Putnam County Development
Authority, PCR (Seminole
Electric Cooperative, Inc.
Project)	3.38	6/7/06	5,335,000 [a]	5,335,000
Riveria Beach,
IDR (K. Rain Manufacturing
Project) (LOC; SunTrust Bank)	3.57	6/7/06	2,175,000 [a]	2,175,000
Roaring Fork Municipal Products
LLC, Revenue (Insured; AMBAC
and Liquidity Facility; The
Bank of New York)	3.62	6/7/06	7,895,000 [a,b]	7,895,000
Roaring Fork Municpal Products
LLC, Revenue (Insured; MBIA
and Liquidity Facility; The
Bank of New York)	3.62	6/7/06	12,430,000 [a,b]	12,430,000
Saint John's County Industrial
Development Authority, Health
Facilites Revenue (Coastal
Health Care Investor) (LOC;
SunTrust Bank)	3.58	6/7/06	1,400,000 [a]	1,400,000

16

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Saint John's County Industrial
Development Authority, IDR
(Bronz-Glow Technologies
Project) (LOC; Wachovia Bank)	3.63	6/7/06	1,215,000 [a]	1,215,000
Saint Lucie County,
IDR (A-1 Roof Trusses Company
Project) (LOC; SouthTrust Bank)	3.63	6/7/06	1,195,000 [a]	1,195,000
Sarasota,
Water and Sewer Utility
Revenue (Insured; FGIC)	6.15	10/1/06	110,000	111,067
Sarasota County,
IDR (Sarasota Military
Academy) (LOC; Wachovia Bank)	3.58	6/7/06	1,930,000 [a]	1,930,000
Sarasota County Public Hospital
Board, HR (Sarasota Memorial
Hospital Project)
(Insured; MBIA)	4.15	10/1/06	150,000	150,255
Sumter County Industrial
Development Authority, IDR
(Robbins Manufacturing Company
Project) (LOC; Wachovia Bank)	3.58	6/7/06	510,000 [a]	510,000
Tamarac,
IDR (Arch Aluminum and Glass
Company) (LOC; Comerica Bank)	3.39	6/7/06	1,000,000 [a]	1,000,000

Total Investments (cost $347,332,899)			101.6%	347,334,089

Liabilities, Less Cash and Receivables			(1.6%)	(5,356,465)

Net Assets			100.0%	341,977,624

[a] Securities payable on demand.Variable interest rate—subject to periodic change.
[b] Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2006, these securities amounted to $71,440,000 or 20.9% of net assets.

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

18

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody's	or	Standard & Poor's	Value (%)†

F1+,F1		VMIG1,MIG1,P1		SP1+,SP1,A1+,A1	76.2
AAA,AA,A [c]		Aaa,Aa,A [c]		AAA,AA,A [c]	5.0
Not Rated [d]		Not Rated [d]		Not Rated [d]	18.8
					100.0

† Based on total investments.
[c] Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
[d] Securities which, while not rated by Fitch, Moody's and Standard & Poor's, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

The Fund 19

STATEMENT OF ASSETS AND LIABILITIES May 31, 2006 (Unaudited)
	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	347,332,899	347,334,089
Interest receivable		2,287,581
Prepaid expenses		31,142
		349,652,812

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		142,659
Cash overdraft due to Custodian		7,285,798
Payable for investment securities purchased		151,335
Payable for shares of Beneficial Interest redeemed		816
Accrued expenses		94,580
		7,675,188

Net Assets ($)		341,977,624

Composition of Net Assets ($):
Paid-in capital		341,976,434
Accumulated gross unrealized appreciation
on investments		1,190

Net Assets ($)		341,977,624

Shares Outstanding
(unlimited number of $.001 par value shares of Beneficial Interest authorized)		341,976,434
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.
20

STATEMENT OF OPERATIONS Six Months Ended May 31, 2006 (Unaudited)
Investment Income ($):
Interest Income	6,625,594
Expenses:
Management fee—Note 2(a)	1,022,129
Shareholder servicing costs—Note 2(b)	52,587
Trustees' fees and expenses—Note 2(c)	50,051
Professional fees	32,956
Custodian fees	27,043
Registration fees	12,566
Prospectus and shareholders' reports	8,133
Miscellaneous	12,422
Total Expenses	1,217,887
Less—reduction in management fee
due to undertaking—Note 2(a)	(28,540)
Net Expenses	1,189,347
Investment Income—Net	5,436,247

Net Unrealized Gain (Loss) on Investments—Note 1(b) ($)	1,089
Net Increase in Net Assets Resulting from Operations	5,437,336

See notes to financial statements.

The Fund 21

STATEMENT OF CHANGES IN NET ASSETS

[a] The fund has changed its fiscal year end from June 30 to November 30. See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund's financial statements.

[a] The fund has changed its fiscal year end from June 30 to November 30. [b] Annualized. See notes to financial statements.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Florida Municipal Money Market Fund (the "fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified open-end management investment company.The fund's investment objective is to provide investors with as high a level of current income exempt from federal income tax as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the "Manager") serves as the fund's investment adviser.The Manager is a wholly-owned subsidiary of Mellon Financial Corporation ("Mellon Financial"). Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares, which are sold to the public without a sales charge.

It is the fund's policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund's financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund's maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the fund's Board of Trustees to represent the fair value of the fund's investments.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accrection of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code").To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

The tax character of distributions paid to shareholders during the fiscal periods ended November 30, 2005 and June 30, 2005 were all tax exempt income.The tax character of current year distributions will be determined at the end of the current fiscal year.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At May 31, 2006, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at an annual rate of .50% of the value of the fund's average daily net assets and is payable monthly.The Manager had undertaken from December 1, 2005 through May 31, 2006, to reduce the management fee paid by the fund, if the fund's aggregate annual expenses, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed an annual rate of .60% of the value of the fund's average daily net assets.The reduction in management fee, pursuant to the undertaking, amounted to $28,540 during the period ended May 31, 2006.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor, an amount not to exceed an annual rate of .25% of the value of the fund's average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2006, the fund was charged $33,618 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended May 31, 2006, the fund was charged $9,466 pursuant to the transfer agency agreement.

During the period ended May 31, 2006, the fund was charged $1,926 for services performed by the Chief Compliance Officer.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consists of: management fees $148,675, chief compliance officer fees $1,605 and transfer agency per account fees $3,400 which are offset against an expense reimbursement currently in effect in the amount of $11,021.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund 27

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund's Board of Trustees held on May 24, 2006, the Board considered the re-approval for an annual period of the fund's Management Agreement, pursuant to which the Manager provides the fund with investment advisory and administrative services. The Board members, none of whom are "interested persons" (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent, and quality of the services provided to the fund pursuant to its Management Agreement.The Manager's representatives reviewed the fund's distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each. The Manager's representatives noted the diversity of distribution of the fund as well as among the funds in the Dreyfus fund complex, and the Manager's corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each of the fund's distribution channels. The Board also reviewed the number of shareholder accounts in the fund, as well as the fund's asset size.

The Board members also considered the Manager's research and portfolio management capabilities. The Board members also considered that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements, and the Manager's extensive administrative, accounting and compliance infrastructure.

Comparative Analysis of the Fund's Management Fee, Expense Ratio, and Performance. The Board members reviewed reports prepared by Lipper, Inc., an independent provider of investment company data, which included information comparing the fund's management fee and expense ratio with a group of comparable funds (the "Expense Group") and with a broader group of funds (the "Expense Universe") that were selected by Lipper. Included in these reports were comparisons of contractual and actual management fee rates, total operating expenses and total return performance.The Manager furnished these reports to the Board along with a description of the methodology Lipper used to select the Expense Group and Expense Universe.

The Board reviewed the results of the Expense Group and Expense Universe comparisons for various periods ended March 31, 2006.The Board reviewed the range of management fees and expense ratios of the funds in the Expense Group and Expense Universe, and noted that the fund's contractual management fee was the third highest among the four funds in the Expense Group, while the fund's total expense ratio was the lowest among the Expense Group.The Board considered that the fund's total expense ratio reflected the Manager's voluntary undertaking to limit the fund's annual total expense ratio to .60% through October 31, 2006. Representatives of the Manager advised the Board that the undertaking would expire on October 31st and that, absent the undertaking, the Fund's current total expense ratio would approximate the Expense Group median.

The Board members also reviewed the reports prepared by Lipper that presented the fund's performance and placed significant emphasis on comparisons of income and total return performance among groups of funds (the "Performance Group" and the "Performance Universe") that were composed of the same funds included in the Expense Group and Expense Universe.The Board noted that the fund had the highest performance ranking among its Performance Group and ranked in the second or third quintile for the Performance Universe on a total return basis for the 1-, 2-, 3-, 4-, 5-, and 10-year time periods.

Representative of the Manager noted that there were no funds or accounts managed by the Manager or its affiliates with similar investment objectives, policies and strategies as the fund.

The Fund 29

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited) (continued)

Analysis of Profitability and Economies of Scale. The Manager's representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit.The Board considered information, previously provided and discussed, prepared by an independent consulting firm regarding the Manager's approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex.The Board members also considered that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable.The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund, including the increase in fund assets from the prior year, and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. The Board members also considered potential benefits to the Manager from acting as investment adviser to the fund and noted that there were no soft dollar arrangements in effect with respect to trading the fund's portfolio.

It was noted that the Board members should consider the Manager's profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by the Manager, including the nature, extent, and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund's assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less.The Board members also discussed the profitability percentage ranges determined by appropriate court cases to be reasonable given the services rendered to investment companies. It was noted that the profitability percentage for managing the fund was not unreasonable given the fund's overall performance and generally superior service levels provided. The Board also noted the Manager's absorption of certain expenses of the fund over the past year and its effect on the profitability of the Manager.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund's Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent, and quality of the ser- vices provided by the Manager are adequate and appropriate.
  The Board was satisfied with the fund's overall performance.
  The Board concluded that the fee paid to the Manager by the fund was reasonable in light of the services provided, comparative perfor- mance and expense and advisory fee information, costs of the services provided, and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.
  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the man- agement of the fund had been adequately considered by the Manager in connection with the management fee rate charged to the fund, and that, to the extent in the future it were to be deter- mined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund's Management Agreement was in the best interests of the fund and its shareholders.

The Fund 31

NOTES

For More Information

Telephone 1-800-645-6561
Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
E-mail Send your request to info@dreyfus.com
Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2005, is available on the SEC's website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2006 Dreyfus Service Corporation 0741SA0506

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Schedule of Investments.
Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.
(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.
(a)(3) Not applicable.
(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Florida Municipal Money Market Fund

By:	/s/ Stephen E. Canter

Stephen E. Canter
President
Date:	July 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter

Stephen E. Canter
Chief Executive Officer
Date:	July 31, 2006

By:	/s/ James Windels

James Windels
Chief Financial Officer
Date:	July 31, 2006

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)
(b) Certification of principal executive and principal financial officers as required by Rule 30a-
2(b) under the Investment Company Act of 1940. (EX-99.906CERT)